ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
 (the "Trust")
AZL Government Money Market Fund
AZL MetWest Total Return Bond Fund
AZL Russell 1000 Growth Index Fund
AZL Russell 1000 Value Index Fund
 (each a "Fund")

Supplement dated December 17, 2018,
 to the prospectus dated May 1, 2018

This supplement updates certain information contained in the prospectus and should be attached to the prospectus and retained for future reference.

MANAGEMENT FEE REDUCTIONS

The Board of Trustees of the Trust has approved changes to the written agreement whereby the Manager has voluntarily reduced the management fee rates for certain Funds, effective as of December 1, 2018. Accordingly, the information regarding reduced management fee rates for the following Funds only, found in the table located at page 88 of the prospectus, is deleted and replaced, effective December 1, 2018, with the following:

Name of Fund	Management Fee
AZL Government Money Market Fund	0.34% on all assets
AZL MetWest Total Return Bond Fund	0.50% on all assets
AZL Russell 1000 Growth Index Fund	0.36% on all assets
AZL Russell 1000 Value Index Fund	0.36% on all assets

AZL-002-0518

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
 (the "Trust")
AZL DFA U.S. Core Equity Fund
AZL DFA U.S. Small Cap Fund
AZL Enhanced Bond Index Fund
AZL Gateway Fund
AZL Government Money Market Fund
AZL International Index Fund
AZL MetWest Total Return Bond Fund
AZL Mid Cap Index Fund
AZL MSCI Emerging Markets Equity Index Fund
AZL Russell 1000 Growth Index Fund
AZL Russell 1000 Value Index Fund
AZL S&P 500 Index Fund
AZL Small Cap Stock Index Fund
(each a "Fund")

Supplement dated December 17, 2018,
 to the Statement of Additional Information dated May 1, 2018, as supplemented July 19, 2018

This supplement updates certain information contained in the statement of additional information ("SAI") and should be attached to the SAI and retained for future reference.

MANAGEMENT FEE REDUCTIONS

The Board of Trustees of the Trust has approved changes to the written agreement whereby the Manager has voluntarily reduced the management fee rates for certain Funds, effective as of December 1, 2018. Accordingly, the information regarding reduced management fee rates for the following Funds only, found in the table located at page 46 of the SAI, is deleted and replaced, effective December 1, 2018, with the following:

Name of Fund	Management Fee
AZL Government Money Market Fund	0.34% on all assets
AZL MetWest Total Return Bond Fund	0.50% on all assets
AZL Russell 1000 Growth Index Fund	0.36% on all assets
AZL Russell 1000 Value Index Fund	0.36% on all assets

AZLSAI-002-0518

SUBADVISORY FEE RATES

The Board of Trustees of the Trust has approved changes to the subadvisory fee rates for the Funds listed in the following table, effective as of December 1, 2018. Accordingly, the information regarding the subadvisory fee rates for the following Funds only, found in the table located at page 51 of the SAI, is deleted and replaced, effective December 1, 2018, with the following:

Fund	Rate
Average Daily Net Assets (for Breakpoints)
AZL DFA U.S. Core Equity Fund	First $100 million	Over $100 million
0.17%	0.12%
AZL DFA U.S. Small Cap Fund	All Assets
0.35%
AZL Enhanced Bond Index Fund	First $100 million	Next $200 million	Over $300 million
0.14%	0.09%	0.05%
AZL Gateway Fund	All Assets
0.40%
AZL Government Money Market Fund	First $500 million	Over $500 million
0.06%	0.04%
AZL International Index Fund	All Assets
0.04%
AZL Mid Cap Index Fund	All Assets
0.015%
AZL MSCI Emerging Markets Equity Index Fund	All Assets
0.08%
AZL Russell 1000 Growth Index Fund	All Assets
0.015%
AZL Russell 1000 Value Index Fund	All Assets
0.015%
AZL S&P 500 Index Fund	All Assets
0.015%
AZL Small Cap Stock Index Fund	All Assets
0.015%

AZLSAI-002-0518